Convertible Redeemable Preferred Shares ("Preferred Shares") - Preferred Shares Activities (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Beginning Balance		¥ 1,129,987	¥ 187,887
Beginning Balance, Shares		955,159,879	721,526,177
Repurchase of preferred shares		¥ (14,379)	¥ (8,676)
Repurchases of ordinary shares, shares		(132,718,241)	(60,349,275)
Issuance of preferred shares, net of issuance costs		¥ 4,176,359	¥ 891,576
Issue of Preferred Shares, net of issuance costs, shares	6,443,998	472,303,564	293,982,977
Redesignation of Founder’s ordinary shares to preferred shares		¥ 35,142
Redesignation of founder’s ordinary shares to preferred shares		6,443,998
Accretion on preferred shares to redemption value		¥ 242,209	¥ 59,200
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (5,569,318)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(1,301,189,200)
Ending Balance		¥ 0	¥ 1,129,987
Ending Balance, Shares		0	955,159,879
Junior Preferred Shares
Temporary Equity [Line Items]
Beginning Balance		¥ 46,714	¥ 53,209
Beginning Balance, Shares		390,032,725	450,382,000
Repurchase of preferred shares		¥ (14,379)	¥ (8,676)
Repurchases of ordinary shares, shares		(132,718,241)	(60,349,275)
Issuance of preferred shares, net of issuance costs		¥ 1,561,221
Issue of Preferred Shares, net of issuance costs, shares		195,106,488
Redesignation of Founder’s ordinary shares to preferred shares		¥ 35,142
Redesignation of founder’s ordinary shares to preferred shares		6,443,998
Accretion on preferred shares to redemption value		¥ 75,620	¥ 2,181
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (1,704,318)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(458,864,970)
Ending Balance		¥ 0	¥ 46,714
Ending Balance, Shares		0	390,032,725
Series B One And B Two Preferred Shares
Temporary Equity [Line Items]
Beginning Balance		¥ 93,944	¥ 85,319
Beginning Balance, Shares		185,793,059	185,793,059
Accretion on preferred shares to redemption value		¥ 8,431	¥ 8,625
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (102,375)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(185,793,059)
Ending Balance		¥ 0	¥ 93,944
Ending Balance, Shares		0	185,793,059
Series B-3 Preferred Shares
Temporary Equity [Line Items]
Beginning Balance		¥ 54,279	¥ 49,359
Beginning Balance, Shares		85,351,118	85,351,118
Accretion on preferred shares to redemption value		¥ 4,810	¥ 4,920
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (59,089)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(85,351,118)
Ending Balance		¥ 0	¥ 54,279
Ending Balance, Shares		0	85,351,118
Series B-3+ Preferred Shares
Temporary Equity [Line Items]
Beginning Balance		¥ 110,500
Beginning Balance, Shares		87,075,383
Issuance of preferred shares, net of issuance costs			¥ 101,704
Issue of Preferred Shares, net of issuance costs, shares			87,075,383
Accretion on preferred shares to redemption value		¥ 10,072	¥ 8,796
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (120,572)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(87,075,383)
Ending Balance		¥ 0	¥ 110,500
Ending Balance, Shares		0	87,075,383
Series C Preferred Shares
Temporary Equity [Line Items]
Beginning Balance		¥ 824,550
Beginning Balance, Shares		206,907,594
Issuance of preferred shares, net of issuance costs		¥ 563,404	¥ 789,872
Issue of Preferred Shares, net of issuance costs, shares		66,432,971	206,907,594
Accretion on preferred shares to redemption value		¥ 76,015	¥ 34,678
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (1,463,969)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(273,340,565)
Ending Balance		¥ 0	¥ 824,550
Ending Balance, Shares		0	206,907,594
Series D Preferred Shares
Temporary Equity [Line Items]
Issuance of preferred shares, net of issuance costs		¥ 508,411
Issue of Preferred Shares, net of issuance costs, shares		66,432,971
Accretion on preferred shares to redemption value		¥ 36,442
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (544,853)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(66,432,971)
Ending Balance		¥ 0
Ending Balance, Shares		0
Series E Preferred Shares
Temporary Equity [Line Items]
Issuance of preferred shares, net of issuance costs		¥ 1,543,323
Issue of Preferred Shares, net of issuance costs, shares		144,331,134
Accretion on preferred shares to redemption value		¥ 30,819
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO		¥ (1,574,142)
Redeemable convertible preferred shares converted into Class A ordinary shares upon the completion of the IPO, Shares		(144,331,134)
Ending Balance		¥ 0
Ending Balance, Shares		0